Ordinary dividends (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Ordinary Dividends
Amounts recognised as distributions to equity holders in the year:

	2019	2018	2017	2019	2018	2017
Per share	Pence per share			£m	£m	£m
2018 Final dividend	37.30p	37.30p	37.05p	466.4	464.6	467.2
2019 Interim dividend	22.70p	22.70p	22.70p	284.1	282.8	284.3
	60.00p	60.00p	59.75p	750.5	747.4	751.5